Offerings	Oct. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,196,210
Maximum Aggregate Offering Price	$ 5,640,130.15
Fee Rate	0.0087%
Amount of Registration Fee	$ 490.69
Rule 457(f)	true
Amount of Securities Received | shares	598,105
Value of Securities Received, Per Share	9.43
Value of Securities Received	$ 5,640,130.15
Fee Note MAOP	$ 5,640,130.15
Offering Note	Calculated in accordance with Rule 457(f)(1) under the Securities Act. Based on the average of the high and low prices for Twin Vee PowerCats Co. common stock on the Nasdaq Stock Market on October 20, 2026 of $9.43.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	15,892,504
Maximum Aggregate Offering Price	$ 6,309,466.60
Fee Rate	0.0087%
Amount of Registration Fee	$ 548.92
Rule 457(f)	true
Amount of Securities Received | shares	233,252
Value of Securities Received, Per Share	27.05
Value of Securities Received	$ 6,309,466.60
Fee Note MAOP	$ 6,309,466.60
Offering Note	2. Calculated in accordance with Rule 457(f)(2) under Securities Act. Based on the book value of USFM Corporation as of June 30, 2026.